Vessel revenue - Narrative (Details) - vessel	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Number of vessels that earned revenue in long-term contracts	0	0
Variability of lease revenue	100.00%
Number of vessels on long-term time charter contracts	0	0